LONG-TERM LOANS FROM OTHERS - Disclosure of long-term loans from others (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term loans from others		$ 14,476	$ 7,062
Long-term loans from others
Disclosure of detailed information about borrowings [line items]
Long-term loans from others	[1]	3,920	7,367
Less – current maturities		(3,601)	(3,585)
Non-current portion of Long-term loans from others		$ 319	$ 3,782

[1]	The balance is composed of loans received from an acquirer of the Group.